Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2021
Financial Statement Schedule I Condensed Financial Information of Parent Company
Financial Statement Schedule I Condensed Financial Information of Parent Company

18.           Parent Company Financial Information

Condensed Financial Information of Parent Company -BALANCE SHEETS

	As of December 31,
	2020	2021
ASSETS

Current assets:
Cash and cash equivalents	$1,933	$2,419
Prepaid expenses and other current assets	1,058	4,005
Amounts due from subsidiaries	432,494	475,011
Total current assets	435,485	481,435

Other non-current assets	—	75
Long-term investments	—	36,519
Amounts due from related parties non-current	67,985	—

TOTAL ASSETS	$503,470	$518,029

LIABILITIES AND EQUITY

Current liabilities:
Short-term loan	11,400	—
Accrued expenses and other current liabilities	2,167	1,732
Contingent consideration	407	—

Total current liabilities	13,974	1,732

Long-term contingent consideration	1,652	—
Deficit of investment in subsidiaries and VIE	382,687	366,660

TOTAL LIABILITIES	$398,313	$368,392

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized, 769,444,113 and 815,936,577 shares issued and outstanding as of December 31, 2020 and 2021, respectively	770	816
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding as of December 31, 2020 and 2021, respectively; each Class B ordinary share is convertible into one Class A ordinary share	305	305
Additional paid-in capital	741,130	772,207
Accumulated deficit	(627,342)	(613,679)
Accumulated other comprehensive loss	(9,706)	(10,012)
Equity	105,157	149,637
TOTAL LIABILITIES AND EQUITY	$503,470	$518,029

18.        Parent Company Financial Information – continued

Condensed Financial Information of Parent Company -STATEMENTS OF OPERATIONS

	Years ended December 31,
	2019	2020	2021
Selling and marketing	$(524)	$(98)	$(52)
Research and development	(1,118)	(467)	(510)
General and administrative	(8,030)	(16,003)	(13,832)

Total operating expenses	(9,672)	(16,568)	(14,394)

Other income (expenses)	—	(2,765)	—
Interest income	7,904	7,756	—
Interest expenses	(565)	(302)	(51)
Fair value change of contingent consideration	20,662	(1,027)	1,115
Losses related to contingent liability settlement	—	—	(13,246)
Loss in equity method investments	(417)	—	(63,388)
Gain on deconsolidation of the subsidiaries	—	—	123,667
Provision of amount due from the deconsolidated subsidiary	—	—	(1,386)
Impairment of long-term investments	—	—	(1,526)
Equity in loss of subsidiaries and variable interest entity	(69,009)	(6,314)	(17,128)

Net income (loss)	$(51,097)	$(19,220)	$13,663

18.        Parent Company Financial Information – continued

Condensed Financial Information of Parent Company -STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2019	2020	2021

Net cash provided by (used in) operating activities	$13,850	$(30,170)	$(50,323)
Cash flows from investing activities:
Proceeds from repayment of the note issued by OPI	9,564	31,529	67,985
Purchases of preferred share of Kaixin	—	—	(6,000)

Net cash provided by investing activities	9,564	31,529	61,985

Cash flows from financing activities:
Proceeds from exercise of share options	10	1	275
Proceeds from borrowings	7,000	400	—
Repayment of borrowings	(31,000)	—	(11,451)
Net cash (used in) provided by financing activities	(23,990)	401	(11,176)

Net (decrease) increase in cash and cash equivalents	(576)	1,760	486
Cash and cash equivalents at the beginning of year	749	173	1,933
Cash and cash equivalents at the end of year	$173	$1,933	$2,419